Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities
Schedule of other liabilities
	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Liabilities to subsidiaries	—
Cash payables, debt purchases	668	2,056
Other	158	318

Total	826	2,374